Interim Condensed Consolidated Statements of Comprehensive Loss (Parenthetical)	Feb. 17, 2026	Nov. 18, 2025	Oct. 23, 2025	Aug. 07, 2025	Jun. 16, 2025	Jan. 15, 2025	Jul. 15, 2024	Aug. 21, 2023
IfrsStatementLineItems [Line Items]
Reverse share splits					1-for-4.1	1-for-28.5	1-for-75	1-for-22
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Reverse share splits	1-for-4.8828125	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5